Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated August 1, 2005

to the Institutional Shares

Prospectus dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION ABOUT THE GROWTH AND INCOME FUND BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective August 1, 2005 the section entitled “Portfolio Manager” on pages 3 of the prospectus is replaced with the following:

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager has designated research and sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities. Kevin A. McCreadie, CFA, is the lead portfolio manager and Benjamin E. Ram, CFA, is the co-portfolio manager for the fund.

•	Mr. McCreadie is solely responsible for determining the fund’s sector allocation. He is the President and Chief Investment Officer of Mercantile Capital Advisors, Inc. (“MCA”) and has been associated with MCA or an affiliate since 2002. Prior to 2002, he was a Partner at Brown Investment Advisory & Trust Company. He has managed the fund since August 2005.

•	Mr. Ram is a Vice President and has been associated with MCA since 2003. He has been a co-portfolio manager of the fund since August 2005.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated August 1, 2005

to the Class A and Class C Shares

Prospectus dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION ABOUT THE GROWTH AND INCOME FUND BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective August 1, 2005 the section entitled “Portfolio Manager” on pages 3 of the prospectus is replaced with the following:

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager has designated research and sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities. Kevin A. McCreadie, CFA, is the lead portfolio manager and Benjamin E. Ram, CFA, is the co-portfolio manager for the fund.

•	Mr. McCreadie is solely responsible for determining the fund’s sector allocation. He is the President and Chief Investment Officer of Mercantile Capital Advisors, Inc. (“MCA”) and has been associated with MCA or an affiliate since 2002. Prior to 2002, he was a Partner at Brown Investment Advisory & Trust Company. He has managed the fund since August 2005.

•	Mr. Ram is a Vice President and has been associated with MCA since 2003. He has been a co-portfolio manager of the fund since August 2005.